Property, Plant and Equipment	12 Months Ended
Jun. 30, 2021
Property, Plant and Equipment
10. Property, plant and equipment

10. Property, plant and equipment

Changes in the Group’s property, plant and equipment for the years ended June 30, 2021 and 2020 are as follows:

	Other buildings and facilities	Furniture and fixtures	Machinery and equipment	Vehicles	Others	Total
As of June 30, 2019
Costs	701	411	2,184	29	1	3,326
Accumulated depreciation	(371)	(273)	(1,942)	(28)	-	(2,614)
Net book amount as of 06.30.19	330	138	242	1	1	712
Additions	138	27	73	-	-	238
Disposals	-	(3)	(7)	-	-	(10)
Transfers	(253)	-	(21)	-	-	(274)
Depreciation charges (i)	(23)	(23)	(90)	(1)	-	(137)
Revaluation results	-	-	(1)	-	-	(1)
As of June 30, 2020	192	139	196	-	1	528
Costs	586	435	2,228	29	1	3,279
Accumulated depreciation	(394)	(296)	(2,032)	(29)	-	(2,751)
Net book amount as of 06.30.20	192	139	196	-	1	528
Additions	83	32	61	-	-	176
Disposals	-	-	(7)	-	-	(7)
Transfers	819	-	-	-	-	819
Depreciation charges (i)	(34)	(24)	(85)	-	-	(143)
As of June 30, 2021	1,060	147	165	-	1	1,373
Costs	1,488	467	2,282	29	1	4,267
Accumulated depreciation	(428)	(320)	(2,117)	(29)	-	(2,894)
Net book amount as of 06.30.21	1,060	147	165	-	1	1,373

(i)

As of June 30, 2021, the depreciation charge has been allocated within the lines “Costs” for ARS 105, in “General and administrative expenses” for ARS 34 and in “Selling expenses” for ARS 4. As of June 30, 2020, the depreciation charge has been allocated within the lines “Costs” for ARS 113 and in “General and administrative expenses” for ARS 24. In the statements of income and other comprehensive income (Note 26).

As of June 30, 2021 and 2020, there are no properties under development included in these items, there were no capitalization of financial costs annual no items of property plant and equipment have assets been mortgaged to guarantee group loans.